Acquisitions and business divestments - Acquisitions (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 25, 2013 USD ($) $ / shares	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($) entity	Dec. 31, 2013 USD ($) entity
Acquisitions
Acquisitions (net of cash acquired)		$ 37	$ 58	$ 897
Aggregate excess of purchase price over fair value of net assets acquired		$ 34	$ 9	$ 525
Number of acquired businesses | entity		3	6	7
Fair value of replacement vested stock options issued				$ 2
Adjustment included in aggregate excess of purchase price over fair value of net assets acquired reflecting reduction in certain deferred tax liabilities			$ 42	63
Allocation of the purchase consideration for business acquisitions
Allocated amount, Goodwill		$ 9,671	$ 10,053	10,670
Business acquisitions in 2013
Acquisitions
Fair value of replacement vested stock options issued				2
Purchase price per share of acquisition (in dollars per share) | $ / shares	$ 6.35
Aggregate cash outflows related to acquisition	$ 737
Cash outflows for purchase of shares	705
Cash settlement of acquired entity's options held at acquisition date	$ 32
Allocation of the purchase consideration for business acquisitions
Intangible assets				$ 208
Weighted-average useful life of acquired intangible assets				7 years
Allocated amount, fixed assets				$ 124
Allocated amount, deferred tax liabilities				(74)
Allocated amount, Other assets and liabilities, net				93
Allocated amount, Goodwill				546
Total consideration (net of cash acquired)				$ 897